Segmented information (Tables)	3 Months Ended
Mar. 31, 2021
Segmented information
Schedule of segmented information

	Three months ended March 31, 2021		Three months ended March 31, 2020
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$183,589	$—	$86,856
Gross profit	—	(32,017)	—	(37,387)
Operating expenses	(8,850,480)	(51,864)	(5,054,548)	(47,527)
Other items	8,756,601	(2,904)	3,715,500	(17,823)
Current income tax recovery	—	—	(800)	—
Deferred income tax recovery	—	—	—	23,756
Net loss/(income)	(93,879)	(86,785)	(1,339,848)	(78,981)

	March 31, 2021		March 31, 2020
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$308,230	$295,003	$218,657	$328,022
Plant and equipment	10,225,626	268,427	6,558,466	279,813